Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,		Weighted Average Remaining Amortization Period in Years
	2014	2015
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	8.75
License agreements with SINA	80,660,000	80,660,000	8.75
Exclusive rights with Baidu	45,151,494	54,096,827	—
Customer relationship	10,795,384	10,538,309	3.63
Database license	8,300,000	8,300,000	2.25
Non-compete agreements	1,657,256	1,575,336	—
Computer software licenses	898,421	1,023,321	2.64

	254,252,555	262,983,793	8.46
Less: Accumulated amortization
Advertising agency agreement	51,286,536	57,341,459
License agreements with SINA	39,377,764	43,881,281
Exclusive rights with Baidu	43,034,803	54,096,827
Customer relationship	7,530,732	8,424,820
Database license	5,126,472	6,102,942
Non-compete agreements	1,645,402	1,575,336
Computer software licenses	832,038	824,300

Intangible assets subject to amortization, net	105,418,808	90,736,828

Total intangible assets, net	105,418,808	90,736,828